Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income per Share [Abstract]
Basic and Diluted Net Income per Share

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	279,554	263,091	73,584	11,360
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	602,991,298	595,521,893	569,058,424	569,058,424
Weighted average number of contingently issuable shares	2,997,099	2,094,730	2,189,299	2,189,299
Denominator used in computing net income per share — basic	605,988,397	597,616,623	571,247,723	571,247,723
Net income per Class A and Class B ordinary share — basic	0.46	0.44	0.13	0.02
Net income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	279,554	263,091	73,584	11,360
Denominator:
Denominator used in computing net income per share — basic	605,988,397	597,616,623	571,247,723	571,247,723
Share-based awards	16,432,062	17,003,487	9,537,533	9,537,533
Denominator used in computing net income per share — diluted	622,420,459	614,620,110	580,785,256	580,785,256
Net income per Class A and Class B ordinary share — diluted	0.45	0.43	0.13	0.02
Net income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income per ADS — basic	75,748,550	74,702,078	71,405,965	71,405,965
Denominator used in computing net income per ADS — diluted	77,802,557	76,827,514	72,598,157	72,598,157
Net income per ADS — basic	3.69	3.52	1.03	0.16
Net income per ADS — diluted	3.59	3.42	1.01	0.16